Net Investment in Properties (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Investments [Abstract]
Fair Value Of Assets Acquired	$ 174,800,000
Ownership Interest On Properties Acquired	100.00%
Fair Value of Nonrecourse Debt Of All Properties Acquired	117,100,000
Impact Of Real Estate On Acquisition Of Properties	90,200,000
Gain On Change In Control Of Interests	27,859,000	0	0
Impact Of Intangible Assets On Acquisition Of Properties	40,800,000
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price	31,800,000
Funds Released From Escrow In Connection With Sale Of Property	2,584,000	36,620,000	0
Proceeds From Transfer Of Profit Sharing Interest			21,928,000
Quantifying Misstatement In Current Year Financial Statements Amount	17,900,000
Ownership Interest in entity			100.00%
Domestic Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price		47,600,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs		100,000
Funds Released From Escrow In Connection With Sale Of Property		36,100,000
Proceeds from Lines of Credit		11,500,000
International Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price		27,200,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs		1,000,000
Noncontrolling Interest, Ownership Percentage by Parent		70.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		30.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		8,400,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Noncontrolling Interest		600,000
Carey Storage Venture Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price		22,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs		400,000
Noncontrolling Interest, Ownership Percentage by Parent			60.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		11,500,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Noncontrolling Interest		200,000
Investment Commitment From Outside Invester			8,100,000
Transaction Costs Sale Of Assets			1,000,000
Carey Storage Venture Acquisition [Member] | Operating Real Estate Business [Member]
Business Acquisition [Line Items]
Proceeds From Transfer Of Profit Sharing Interest			$ 21,900,000